Exhibit 99.1

grant thornton llp 1717 Main Street, Suite 1800 Dallas, TX 75201 D 214 561 2300 F 214 561 2370	REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Item 4 and Item 5

Board of Directors and Management
First Investors Financial Services, Inc.
5757 Woodway Dr. Suite 400
Houston, TX 77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC  28202

Credit Suisse Securities (USA), LLC
Eleven Madison Ave.
New York, NY  10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the “Seller”), Wells Fargo Securities, LLC and Credit Suisse Securities (USA), LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of certain loans (the “Loans”) related to the First Investors Auto Owner Trust 2019-2 Offering Memorandum (the “Offering Memorandum”).  The Seller’s management is responsible for the loan information described above related to the Offering Memorandum. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

We performed the procedures enumerated below with respect to the testing performed in Item 2. The procedures we performed and our findings are as follows:

	1.	Obtained from the Seller an electronic file of information for the Loans which the Seller represents is as of the close of business on August 31, 2019 (the “August Data Tape”).

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

2.
The 200 automobile receivables noted in Exhibit A were selected by Credit Suisse Securities (USA), LLC from the August Data Tape. We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions:

● Loan number
● Original amount financed
● First payment date (scheduled)
● Original term to maturity
● Monthly payment
● Interest rate
● Vehicle type (new/used)
● State (borrower)
● Last 4 digits of the VIN

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Loans relating to First Investors Auto Owner Trust 2019-2 Offering Memorandum (the “Offering Memorandum”).  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:

●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
●	Addressing the value of collateral securing any such assets being securitized
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

●	Forming any conclusion
●	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties.  It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

Dallas, Texas
October 3, 2019

EXHIBIT A

	File Date	Customer No.	Loan Number

1	8/31/2019	6620744	[Redacted]
2	8/31/2019	6609903	[Redacted]
3	8/31/2019	6632939	[Redacted]
4	8/31/2019	6634141	[Redacted]
5	8/31/2019	6638324	[Redacted]
6	8/31/2019	6604151	[Redacted]
7	8/31/2019	6611313	[Redacted]
8	8/31/2019	6619845	[Redacted]
9	8/31/2019	6617534	[Redacted]
10	8/31/2019	6590749	[Redacted]
11	8/31/2019	6625800	[Redacted]
12	8/31/2019	6628564	[Redacted]
13	8/31/2019	6507669	[Redacted]
14	8/31/2019	6607329	[Redacted]
15	8/31/2019	6642151	[Redacted]
16	8/31/2019	5987722	[Redacted]
17	8/31/2019	6652242	[Redacted]
18	8/31/2019	6645949	[Redacted]
19	8/31/2019	6617120	[Redacted]
20	8/31/2019	6614481	[Redacted]
21	8/31/2019	6507412	[Redacted]
22	8/31/2019	6475743	[Redacted]
23	8/31/2019	6619340	[Redacted]
24	8/31/2019	6642193	[Redacted]
25	8/31/2019	5608773	[Redacted]
26	8/31/2019	6639207	[Redacted]
27	8/31/2019	6636187	[Redacted]
28	8/31/2019	6634539	[Redacted]
29	8/31/2019	6602635	[Redacted]
30	8/31/2019	6607659	[Redacted]
31	8/31/2019	8169906	[Redacted]
32	8/31/2019	6617237	[Redacted]
33	8/31/2019	6632772	[Redacted]
34	8/31/2019	6636757	[Redacted]
35	8/31/2019	6628200	[Redacted]
36	8/31/2019	6645196	[Redacted]
37	8/31/2019	6633853	[Redacted]
38	8/31/2019	5512413	[Redacted]
39	8/31/2019	6646582	[Redacted]
40	8/31/2019	8452658	[Redacted]
41	8/31/2019	6609671	[Redacted]
42	8/31/2019	6650105	[Redacted]

	File Date	Customer No.	Loan Number

43	8/31/2019	8306045	[Redacted]
44	8/31/2019	5584297	[Redacted]
45	8/31/2019	6584874	[Redacted]
46	8/31/2019	6611826	[Redacted]
47	8/31/2019	8557498	[Redacted]
48	8/31/2019	6606594	[Redacted]
49	8/31/2019	6603088	[Redacted]
50	8/31/2019	6630941	[Redacted]
51	8/31/2019	6512651	[Redacted]
52	8/31/2019	6652424	[Redacted]
53	8/31/2019	5487921	[Redacted]
54	8/31/2019	6592653	[Redacted]
55	8/31/2019	6584221	[Redacted]
56	8/31/2019	6598619	[Redacted]
57	8/31/2019	6598601	[Redacted]
58	8/31/2019	6637060	[Redacted]
59	8/31/2019	6615678	[Redacted]
60	8/31/2019	5561428	[Redacted]
61	8/31/2019	6617492	[Redacted]
62	8/31/2019	5541511	[Redacted]
63	8/31/2019	6595896	[Redacted]
64	8/31/2019	6593388	[Redacted]
65	8/31/2019	6616270	[Redacted]
66	8/31/2019	6580955	[Redacted]
67	8/31/2019	6644694	[Redacted]
68	8/31/2019	8061210	[Redacted]
69	8/31/2019	6578389	[Redacted]
70	8/31/2019	6635510	[Redacted]
71	8/31/2019	6585657	[Redacted]
72	8/31/2019	6638050	[Redacted]
73	8/31/2019	6624498	[Redacted]
74	8/31/2019	6624845	[Redacted]
75	8/31/2019	6581565	[Redacted]
76	8/31/2019	5646153	[Redacted]
77	8/31/2019	8233157	[Redacted]
78	8/31/2019	5628425	[Redacted]
79	8/31/2019	6617146	[Redacted]
80	8/31/2019	8086902	[Redacted]
81	8/31/2019	6638175	[Redacted]
82	8/31/2019	6604821	[Redacted]
83	8/31/2019	6634893	[Redacted]
84	8/31/2019	6602759	[Redacted]
85	8/31/2019	8752792	[Redacted]
86	8/31/2019	6650634	[Redacted]

File Date	Customer No.	Loan Number

87	8/31/2019	6589998	[Redacted]
88	8/31/2019	6645774	[Redacted]
89	8/31/2019	6612840	[Redacted]
90	8/31/2019	5555032	[Redacted]
91	8/31/2019	8363145	[Redacted]
92	8/31/2019	6622971	[Redacted]
93	8/31/2019	5598313	[Redacted]
94	8/31/2019	6627830	[Redacted]
95	8/31/2019	6645915	[Redacted]
96	8/31/2019	6580377	[Redacted]
97	8/31/2019	6609465	[Redacted]
98	8/31/2019	6607816	[Redacted]
99	8/31/2019	6582605	[Redacted]
100	8/31/2019	6606214	[Redacted]
101	8/31/2019	6615884	[Redacted]
102	8/31/2019	6639926	[Redacted]
103	8/31/2019	6613541	[Redacted]
104	8/31/2019	5464102	[Redacted]
105	8/31/2019	6613616	[Redacted]
106	8/31/2019	6654149	[Redacted]
107	8/31/2019	5612973	[Redacted]
108	8/31/2019	6584205	[Redacted]
109	8/31/2019	6585186	[Redacted]
110	8/31/2019	6589287	[Redacted]
111	8/31/2019	6623110	[Redacted]
112	8/31/2019	8092488	[Redacted]
113	8/31/2019	6509038	[Redacted]
114	8/31/2019	8097685	[Redacted]
115	8/31/2019	8858508	[Redacted]
116	8/31/2019	6648604	[Redacted]
117	8/31/2019	6643118	[Redacted]
118	8/31/2019	8334286	[Redacted]
119	8/31/2019	6616510	[Redacted]
120	8/31/2019	6622666	[Redacted]
121	8/31/2019	6589576	[Redacted]
122	8/31/2019	6633028	[Redacted]
123	8/31/2019	6654065	[Redacted]
124	8/31/2019	6641062	[Redacted]
125	8/31/2019	6615199	[Redacted]
126	8/31/2019	6627251	[Redacted]
127	8/31/2019	6624761	[Redacted]
128	8/31/2019	8164329	[Redacted]
129	8/31/2019	6637359	[Redacted]
130	8/31/2019	6631816	[Redacted]

File Date	Customer No.	Loan Number

131	8/31/2019	8611428	[Redacted]
132	8/31/2019	6641989	[Redacted]
133	8/31/2019	5241138	[Redacted]
134	8/31/2019	6638852	[Redacted]
135	8/31/2019	6615504	[Redacted]
136	8/31/2019	6632640	[Redacted]
137	8/31/2019	8149460	[Redacted]
138	8/31/2019	8290785	[Redacted]
139	8/31/2019	6612865	[Redacted]
140	8/31/2019	8845489	[Redacted]
141	8/31/2019	8884504	[Redacted]
142	8/31/2019	6615447	[Redacted]
143	8/31/2019	8573297	[Redacted]
144	8/31/2019	6647465	[Redacted]
145	8/31/2019	6617880	[Redacted]
146	8/31/2019	8803660	[Redacted]
147	8/31/2019	6646780	[Redacted]
148	8/31/2019	6648950	[Redacted]
149	8/31/2019	5547096	[Redacted]
150	8/31/2019	5462718	[Redacted]
151	8/31/2019	6617773	[Redacted]
152	8/31/2019	8306458	[Redacted]
153	8/31/2019	6591606	[Redacted]
154	8/31/2019	8806101	[Redacted]
155	8/31/2019	6617104	[Redacted]
156	8/31/2019	6618177	[Redacted]
157	8/31/2019	6618425	[Redacted]
158	8/31/2019	6636567	[Redacted]
159	8/31/2019	6619217	[Redacted]
160	8/31/2019	6610000	[Redacted]
161	8/31/2019	6612469	[Redacted]
162	8/31/2019	8328742	[Redacted]
163	8/31/2019	6644959	[Redacted]
164	8/31/2019	8388514	[Redacted]
165	8/31/2019	6635700	[Redacted]
166	8/31/2019	6579023	[Redacted]
167	8/31/2019	6626451	[Redacted]
168	8/31/2019	5520952	[Redacted]
169	8/31/2019	6634000	[Redacted]
170	8/31/2019	6507164	[Redacted]
171	8/31/2019	6625461	[Redacted]
172	8/31/2019	6620454	[Redacted]
173	8/31/2019	8856593	[Redacted]
174	8/31/2019	6634109	[Redacted]

File Date	Customer No.	Loan Number

175	8/31/2019	5470208	[Redacted]
176	8/31/2019	6622468	[Redacted]
177	8/31/2019	6642243	[Redacted]
178	8/31/2019	5628334	[Redacted]
179	8/31/2019	6646061	[Redacted]
180	8/31/2019	8919516	[Redacted]
181	8/31/2019	6635478	[Redacted]
182	8/31/2019	6652317	[Redacted]
183	8/31/2019	8456246	[Redacted]
184	8/31/2019	8307647	[Redacted]
185	8/31/2019	6622021	[Redacted]
186	8/31/2019	6649099	[Redacted]
187	8/31/2019	8235590	[Redacted]
188	8/31/2019	6528962	[Redacted]
189	8/31/2019	6645261	[Redacted]
190	8/31/2019	6652473	[Redacted]
191	8/31/2019	6616908	[Redacted]
192	8/31/2019	6634240	[Redacted]
193	8/31/2019	6651400	[Redacted]
194	8/31/2019	6582365	[Redacted]
195	8/31/2019	6642953	[Redacted]
196	8/31/2019	6635619	[Redacted]
197	8/31/2019	6612824	[Redacted]
198	8/31/2019	6632442	[Redacted]
199	8/31/2019	6614309	[Redacted]
200	8/31/2019	6647036	[Redacted]